EQUITY - Statutory reserve and restricted net assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EQUITY
Percentage of after-tax profits required to be allocated to general reserve	10.00%
General reserve as a percentage of registered capital up to which after-tax profit of PRC subsidiaries and VIEs shall be transferred	50.00%
Restricted net assets	$ 105,622	$ 107,222